Intangible assets, net - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 15,695
Finite-Lived Intangible Asset, Expected Amortization, Year Two	12,555
Finite-Lived Intangible Asset, Expected Amortization, Year Three	10,254
Finite-Lived Intangible Asset, Expected Amortization, Year Four	9,214
Finite-Lived Intangible Asset, Expected Amortization, Year Five	8,910
Finite-Lived Intangible Asset, Expected Amortization, After Year Four	24,841
Intangible assets, net	81,469	$ 11,306
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	13,781	12,782
CELLE_ Facility clearance
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	136	43
Backlog
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ 328	$ 15